CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 221,189	$ 491,827
Prepaid expenses	13,503	65,973
Total Current Assets	234,692	557,800
Marketable securities held in Trust Account	276,207,207	276,209,453
Total Assets	276,441,899	276,767,253
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities - Accounts payable and accrued expenses	21,805,927	1,630,832
Warrant liabilities	22,499,441	30,101,808
Deferred underwriting fee payable	9,660,000	9,660,000
Total Liabilities	53,965,368	41,392,640
Commitments (Note 6)
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020	276,000,000	276,033,447
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(53,524,159)	(40,659,524)
Total Stockholders' Deficit	(53,523,469)	(40,658,834)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	276,441,899	276,767,253
Class B common stock
Stockholders' Deficit
Common stock	$ 690	$ 690